Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Earnings Per Share [Abstract]
Net (loss) income	$ (21,274)	$ (1,966)	$ 4,328	$ 3,995	$ (23,240)	$ 8,323	$ (5,864)		$ 10,803		$ 8,311
Basic weighted average outstanding shares of common stock (in shares)	78,317,000		58,605,000		78,161,000	57,896,000	61,850,000	[1]	57,621,000	[1]	56,321,000	[1]
Dilutive effect of stock-based awards for common stock (in shares)	0		1,120,000		0	1,117,000	0		1,605,000		666,000
Dilutive effect of stockholder notes receivable for common stock (in shares)	0		917,000		0	948,000	0		407,000		53,000
Dilutive effect of warrants for common stock (in shares)	0		1,263,000		0	1,781,000	0		2,549,000		2,368,000
Diluted weighted average outstanding shares of common stock (in shares)	78,317,000		61,904,000		78,161,000	61,742,000	61,850,000	[1]	62,182,000	[1]	59,408,000	[1]
Earnings per share - basic (in usd per share)	$ (0.27)		$ 0.07		$ (0.30)	$ 0.14	$ (0.09)	[1]	$ 0.19	[1]	$ 0.15	[1]
Earnings per share - diluted (in usd per share)	$ (0.27)		$ 0.07		$ (0.30)	$ 0.13	$ (0.09)	[1]	$ 0.17	[1]	$ 0.14	[1]
Anti-dilutive options excluded from calculation of diluted EPS (in shares)					5,401,791	5,715,823	28,561,724		439,167		629,960

[1]	Per share and share amounts have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 3.